Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Money market accounts	$ 1,341	$ 906
Other receivables	266	263
Foreign exchange contracts		58
Financial assets at fair value through earnings	1,607	1,227
Financial assets at fair value through other comprehensive income	117	98
Derivatives used for hedging	31	65
Total assets	1,755	1,390
Liabilities
Foreign exchange contracts		(32)
Contingent consideration	(47)	(22)
Financial liabilities at fair value through earnings	(47)	(54)
Total liabilities	(47)	(54)
Level 1 [member]
Assets
Money market accounts	0
Other receivables	0
Financial assets at fair value through earnings	0
Financial assets at fair value through other comprehensive income	36	33
Derivatives used for hedging	0
Total assets	36	33
Liabilities
Contingent consideration	0
Financial liabilities at fair value through earnings	0
Total liabilities	0
Level 2 [member]
Assets
Money market accounts	1,341	906
Other receivables	0
Foreign exchange contracts		58
Financial assets at fair value through earnings	1,341	964
Financial assets at fair value through other comprehensive income	0
Derivatives used for hedging	31	65
Total assets	1,372	1,029
Liabilities
Foreign exchange contracts		(32)
Contingent consideration	0
Financial liabilities at fair value through earnings	0	(32)
Total liabilities	0	(32)
Level 3 [member]
Assets
Money market accounts	0
Other receivables	266	263
Financial assets at fair value through earnings	266	263
Financial assets at fair value through other comprehensive income	81	65
Derivatives used for hedging	0
Total assets	347	328
Liabilities
Contingent consideration	(47)	(22)
Financial liabilities at fair value through earnings	(47)	(22)
Total liabilities	$ (47)	$ (22)